SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
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                                    FORM N-Q
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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00747

                            AMERITOR INVESTMENT FUND
               (Exact name of registrant as specified in charter)
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                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)
         AMERITOR INVESTMENT FUND

 Number of
   shares                       Description                         Market value
   ------                       -----------                         ------------
            DIVERSIFIED MINERALS                         26.00%
    300                         Northern Dynasty                       3,384.00

            MANUFACTURING                                13.59%
     50                         General Electric                       1,768.00

            PSYCHIATRIC THERAPY                          12.39%
     40                         Psychiatric Solution                   1,612.40

            SAVINGS & LOANS                              31.03%
    100                         Washington Mutual,                     4,038.00

            SEMICONDUCTORS                               14.70%
    100                         Intel Corp                             1,913.00

            SHORT TERM INVESTMENTS                       2.30%
                                Evergreen Investments                    298.74
                                                                    ------------

                TOTAL ASSETS                            100.00%       13,014.14

At March 31, 2007, the tax basis cost of the Fund's investments was $11,048.06 and the unrealized appreciation and depreciation were $2,364.34 and $697.00 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


ITEM 2.  CONTROLS AND PROCEDURES.

        (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


        (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

        (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMERITOR INVESTMENT FUND


By (Signature and Title)           /s/ Jerome Kinney
                                   --------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)
Date: May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)
Date: May 30, 2007

                                   By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer
Date: May 30, 2007